Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Supplement [Text Block]	cfstii1_SupplementTextBlock
Supplement dated February 2, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia U.S. Government Mortgage Fund	10/1/2017
On February 2, 2018, the Fund's Board of Trustees approved certain changes to the Fund's name and principal investment strategies. As a result, effective on or about April 20, 2018 (the Effective Date), the Fund’s name is changed to Columbia Quality Income Fund. Accordingly, on the Effective Date, all references in the prospectus to Columbia U.S. Government Mortgage Fund are hereby deleted and replaced with Columbia Quality Income Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities. Mortgage-related securities include those that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government Securities), those issued by non-U.S. governments, as well as residential and commercial mortgage-backed securities issued by non-governmental entities. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government.
The Fund’s investments in mortgage-related securities include, but are not limited to, investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
Under normal circumstances, the Fund invests at least 60% of its net assets in mortgage-related securities that are U.S. Government Securities and at least 80% of its net assets in securities rated investment grade by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity determinations and certain regulatory restrictions.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage interest rate exposure, swaps (including interest rate swaps and total return swaps) to manage credit and interest rate exposure, and options on swaps (commonly known as swaptions) to manage interest rate exposure. The Fund’s use of derivatives may result in leverage (market exposure in excess of the Fund’s assets). The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The information under the heading “Principal Risks” in the “Summary of the Fund” section of the prospectus is hereby revised to add the following:
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

The rest of the section remains the same.

Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii1_SupplementTextBlock
Supplement dated February 2, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia U.S. Government Mortgage Fund	10/1/2017
On February 2, 2018, the Fund's Board of Trustees approved certain changes to the Fund's name and principal investment strategies. As a result, effective on or about April 20, 2018 (the Effective Date), the Fund’s name is changed to Columbia Quality Income Fund. Accordingly, on the Effective Date, all references in the prospectus to Columbia U.S. Government Mortgage Fund are hereby deleted and replaced with Columbia Quality Income Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities. Mortgage-related securities include those that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government Securities), those issued by non-U.S. governments, as well as residential and commercial mortgage-backed securities issued by non-governmental entities. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government.
The Fund’s investments in mortgage-related securities include, but are not limited to, investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
Under normal circumstances, the Fund invests at least 60% of its net assets in mortgage-related securities that are U.S. Government Securities and at least 80% of its net assets in securities rated investment grade by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity determinations and certain regulatory restrictions.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage interest rate exposure, swaps (including interest rate swaps and total return swaps) to manage credit and interest rate exposure, and options on swaps (commonly known as swaptions) to manage interest rate exposure. The Fund’s use of derivatives may result in leverage (market exposure in excess of the Fund’s assets). The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The information under the heading “Principal Risks” in the “Summary of the Fund” section of the prospectus is hereby revised to add the following:
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage-related securities. Mortgage-related securities include those that are either issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities (U.S. Government Securities), those issued by non-U.S. governments, as well as residential and commercial mortgage-backed securities issued by non-governmental entities. Mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government.

The Fund’s investments in mortgage-related securities include, but are not limited to, investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.

Under normal circumstances, the Fund invests at least 60% of its net assets in mortgage-related securities that are U.S. Government Securities and at least 80% of its net assets in securities rated investment grade by a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).

The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity determinations and certain regulatory restrictions.

The Fund may invest in derivatives, such as futures (including interest rate futures) to manage interest rate exposure, swaps (including interest rate swaps and total return swaps) to manage credit and interest rate exposure, and options on swaps (commonly known as swaptions) to manage interest rate exposure. The Fund’s use of derivatives may result in leverage (market exposure in excess of the Fund’s assets). The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.

The Fund’s investment strategy may involve the frequent trading of portfolio securities.